Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16. DERIVATIVE FINANCIAL INSTRUMENTS

        In order to accommodate the borrowing needs of certain commercial customers, Green entered into interest rate swap agreements with those customers. In order to offset the exposure and manage interest rate risk, at the time an agreement was entered into with a customer, Green entered into an interest rate swap with a correspondent bank counterparty with offsetting terms. These derivative instruments are not designated as accounting hedges and changes in the net fair value are recognized in noninterest income or expense. Due to the nature of the offset in values between customer and correspondent swaps, Green did not recognize any changes in the net fair value of the derivative instruments during the three months ended March 31, 2015 or 2014. The fair value amounts are included in other assets and other liabilities.

        The following is a summary of the derivative instruments outstanding as of the dates set forth:

	March 31, 2015
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)
Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,300	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.2 years	$350
Correspondent interest rate swap:
pay fixed/receive floating	$24,300	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.2 years	$(362)

	December 31, 2014
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)
Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$274
Correspondent interest rate swap:
pay fixed/receive floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$(287)

        The estimated fair values of non-hedging derivative instruments are reflected within Green's consolidated balance sheet; customer interest rate swaps are included in other assets and correspondent interest rate swaps are included in other liabilities. The notional amounts and estimated fair values of the non-hedging derivative instruments by classification as the dates set forth were as follows:

	March 31, 2015
	Notional Amount	Fair Value
	(Dollars in thousands)
Customer interest rate swaps (commercial customer counterparty):
Assets	$24,300	$350
Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,300	$(362)

	December 31, 2014
	Notional Amount	Fair Value
	(Dollars in thousands)
Customer interest rate swaps (commercial customer counterparty):
Assets	$24,485	$274
Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,485	$(287)

16. DERIVATIVE FINANCIAL INSTRUMENTS

        In order to accommodate the borrowing needs of certain commercial customers, Green entered into interest rate swap agreements with those customers. In order to offset the exposure and manage interest rate risk, at the time an agreement was entered into with a customer, Green entered into an interest rate swap with a correspondent bank counterparty with offsetting terms. These derivative instruments are not designated as accounting hedges and changes in the net fair value are recognized in noninterest income or expense. Due to the nature of the offset in values between customer and correspondent swaps, Green did not recognize any changes in the net fair value of the derivative instruments during the years ended December 31, 2014 or 2013. The fair value amounts are included in other assets and other liabilities.

        The following is a summary of the derivative instruments outstanding as of the dates set forth:

	December 31, 2014
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)
Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$274
Correspondent interest rate swap:
pay fixed/receive floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$(287)

	December 31, 2013
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)
Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$30,145	4.87% - 6.02%	LIBOR 1 month + 3.75% - 4.50%	Wtd. Avg. 3.1 years	$433
Correspondent interest rate swap:
pay fixed/receive floating	$30,145	4.87% - 6.02%	LIBOR 1 month + 3.75% - 4.50%	Wtd. Avg. 3.1 years	$(456)

        The estimated fair values of non-hedging derivative instruments are reflected within Green's consolidated balance sheet; customer interest rate swaps are included in other assets and correspondent interest rate swaps are included in other liabilities. The notional amounts and estimated fair values of the non-hedging derivative instruments by classification as the dates set forth were as follows:

	December 31, 2014
	Notional Amount	Fair Value
	(Dollars in thousands)
Customer interest rate swaps (commercial customer counterparty):
Assets	$24,485	$274
Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,485	$(287)

	December 31, 2013
	Notional Amount	Fair Value
	(Dollars in thousands)
Customer interest rate swaps (commercial customer counterparty):
Assets	$28,190	$437
Liabilities	1,955	(4)

	$30,145	$433
Correspondent interest rate swaps (financial institution counterparty):
Assets	$1,955	$4
Liabilities	28,190	(460)

	$30,145	$(456)